Share-Based Compensation	6 Months Ended
Jun. 30, 2019
Share-Based Compensation
Share-Based Compensation

18. Share-Based Compensation

The terms of the 2013 Omnibus Incentive Compensation Plan (the “Plan”) and the assumptions for the valuation of Restricted Stock Units (“RSUs”) and Stock Appreciation Rights or Stock Options (collectively, the “SARs”) and the terms of the GasLog Partners' 2015 Long-Term Incentive Plan (the "GasLog Partners' Plan") and the assumptions for the valuation of Restricted Common Units ("RCUs") and Performance Common Units ("PCUs") have been disclosed in Note 22 “Share-Based Compensation” in the annual audited consolidated financial statements for the year ended December 31, 2018.

On April 1, 2019, GasLog granted to executives, managers and certain employees of the Group 98,613 RSUs and 299,322 SARs in accordance with the Plan. The RSUs will vest on April 1, 2022 while the SARs will vest incrementally with one-third of the SARs vesting on each of April 1,2020, 2021 and 2022. The compensation cost for the SARs is recognized on an accelerated basis as though each separately vesting portion of the SARs is a separate award.

				Exercise	Fair value at
Awards	Number	Grant date	Expiry date	price	grant date
RSUs	98,613	April 1, 2019	n/a	n/a	$17.79
SARs	299,322	April 1, 2019	April 1, 2029	$17.79	$5.8612

In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash. The amount to be settled for each SAR exercised is computed, in each case, as the excess, if any, of the fair market value (the closing price of shares) on the exercise date over the exercise price of the SAR.

The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since GasLog’s initial public offering. The expected dividend is based on management's expectations of future payments on the grant date. The significant assumptions used to estimate the fair value of the SARs are set out below:

Inputs into the model
Grant date share closing price	$17.79
Exercise price	$17.79
Expected volatility	45.03%
Expected term	6 years
Risk-free interest rate for the period similar to the expected term	2.35%

Fair value

The fair value of the RSUs was determined by using the grant date closing price of $17.79 per common unit and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs and SARs during the period

The summary of RSUs and SARs is presented below:

			Weighted
		Weighted	average
		average	share price
	Number of	exercise price	at the date	Weighted average	Aggregate fair
	awards	per share	of exercise	contractual life	value
RSUs
Outstanding as of January 1, 2019	488,173	—	—	1.13	6,408
Granted during the period	98,613	—	—	—	1,754
Vested during the period	(207,819)	—	—	—	(1,943)
Outstanding as of June 30, 2019	378,967	—	—	1.65	6,219
SARs
Outstanding as of January 1, 2019	2,372,163	14.51	—	7.17	9,839
Granted during the period	299,322	—	—	—	1,754
Exercised during the period	(5,454)	—	14.78	—	(13)
Outstanding as of June 30, 2019	2,666,031	14.89	—	7.02	11,580

As of June 30, 2019, 1,945,881 SARs have vested but have not been exercised.

On April 1, 2019, GasLog Partners granted to its executives 13,408 RCUs and 13,408 PCUs in accordance with the GasLog Partners’ Plan. The RCUs and PCUs will vest on April 1, 2022. The holders are entitled to cash distributions that will be accrued and settled on vesting.

				Fair value at
Awards	Number	Grant date	Expiry date	grant date
RCUs	13,408	April 1, 2019	n/a	$22.99
PCUs	13,408	April 1, 2019	n/a	$22.99

In accordance with the terms of the GasLog Partners’ Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners’ Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs in accordance with the GasLog Partners’ Plan was determined by using the grant date closing price of $22.99 per common unit and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the period

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493

On April 2, 2019, 24,925 RCUs and 24,925 PCUs vested under the GasLog Partners’ Plan.

The total expense recognized in respect of share-based compensation for the three and six months ended June 30, 2019 was 1,266 and $2,587 (for the three and six months ended June 30, 2018: $1,329 and $2,515). The total accrued cash distribution as of June 30, 2019 is $804 (December 31, 2018: $1,265).